Business Combinations (Details) - Schedule of Identifiable Intangible Assets	Dec. 31, 2023 USD ($)
Definite Lived Intangible Assets:
Gross Value	$ 1,257,000
Accumulated Amortization	259,038
Net Book Value	$ 997,962
Technology [Member]
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	5 years
Gross Value	$ 1,119,000
Accumulated Amortization	235,860
Net Book Value	$ 883,140
Customer and other relationships [Member]
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	8 years
Gross Value	$ 104,000
Accumulated Amortization	13,134
Net Book Value	$ 90,866
Trade names [Member]
Definite Lived Intangible Assets:
Estimated Useful Life (in years)	2 years
Gross Value	$ 34,000
Accumulated Amortization	10,044
Net Book Value	$ 23,956